Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instruments
Due from related parties non current carrying value	$ 1,350	$ 1,350
Due from related parties non current fair value - determined through level 3 inputs	$ 1,321